Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Wilco Holdco Inc
Summary of Contributions of Employee Benefit plans

The following table presents the Company’s matching contributions to the plan recorded in clinic operating costs and selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Clinic operating costs	$4,206	$4,965	$4,408
Selling, general and administrative expenses	520	504	537

Total	$4,726	$5,469	$4,945